CONCENTRATIONS OF RISK (Details Narrative)	12 Months Ended
	May 31, 2026 USD ($)	May 31, 2026 SGD ($)	May 31, 2025 USD ($)	May 31, 2024 USD ($)
Concentration Risk [Line Items]
Cash	$ 1,964,000		$ 2,727,000
Credit Risk [Member]
Concentration Risk [Line Items]
Credit risk compensation	74,360	$ 100,000
Cash	2,000,000.0
Bank balance	$ 1,800,000
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration of credit risk	14.20%	14.20%	14.90%	14.20%
Revenue from Contract with Customer Benchmark [Member] | Supplier Concentration Risk [Member] | Vendors A [Member]
Concentration Risk [Line Items]
Concentration of credit risk	22.20%	22.20%
Revenue from Contract with Customer Benchmark [Member] | Supplier Concentration Risk [Member] | Vendors B [Member]
Concentration Risk [Line Items]
Concentration of credit risk			6.10%
Revenue from Contract with Customer Benchmark [Member] | Supplier Concentration Risk [Member] | Vendors C [Member]
Concentration Risk [Line Items]
Concentration of credit risk				6.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Single Customer [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 200,000		$ 200,000	$ 300,000